UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
1/31/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.3%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (24.3%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.96s, 2032		$146,159	$221,395
IFB Ser. 3408, Class EK, 25.149s, 2037		1,651,345	2,411,817
IFB Ser. 2976, Class LC, 23.833s, 2035		194,941	286,176
IFB Ser. 2979, Class AS, 23.687s, 2034		77,067	98,646
IFB Ser. 3072, Class SB, 23.063s, 2035		650,733	927,418
IFB Ser. 3249, Class PS, 21.747s, 2036		537,582	733,178
IFB Ser. 3065, Class DC, 19.38s, 2035		863,039	1,231,970
IFB Ser. 2990, Class LB, 16.537s, 2034		966,519	1,277,294
IFB Ser. 4105, Class HS, IO, 6.44s, 2042		5,081,562	1,272,118
IFB Ser. 3861, Class PS, IO, 6.44s, 2037		4,324,978	663,279
IFB Ser. 3907, Class KS, IO, 6.39s, 2040		4,611,972	791,562
IFB Ser. 4105, Class LS, IO, 5.99s, 2041		5,356,177	1,048,311
IFB Ser. 4245, Class AS, IO, 5.84s, 2043		13,609,712	3,096,169
IFB Ser. 3852, Class NT, 5.84s, 2041		3,379,089	3,338,270
IFB Ser. 310, Class S4, IO, 5.79s, 2043		3,791,870	957,675
IFB Ser. 311, Class S1, IO, 5.79s, 2043		29,148,241	6,521,948
IFB Ser. 314, Class AS, IO, 5.73s, 2043		8,984,335	1,980,019
Ser. 3632, Class CI, IO, 5s, 2038		163,267	15,070
Ser. 3626, Class DI, IO, 5s, 2037		45,846	922
Ser. 4132, Class IP, IO, 4 1/2s, 2042		16,213,727	3,013,818
Ser. 4122, Class TI, IO, 4 1/2s, 2042		5,846,872	1,179,899
Ser. 4018, Class DI, IO, 4 1/2s, 2041		6,773,244	1,234,695
Ser. 3707, Class PI, IO, 4 1/2s, 2025		4,330,171	403,745
Ser. 4116, Class MI, IO, 4s, 2042		13,272,942	2,740,977
Ser. 304, Class C22, IO, 3 1/2s, 2042		9,603,954	2,214,912
Ser. 4122, Class AI, IO, 3 1/2s, 2042		11,108,339	1,832,865
Ser. 4141, Class PI, IO, 3s, 2042		11,481,161	1,605,870
Ser. 4158, Class TI, IO, 3s, 2042		29,222,657	3,940,383
Ser. 4165, Class TI, IO, 3s, 2042		34,914,068	4,846,073
Ser. 4176, Class DI, IO, 3s, 2042		31,552,058	4,349,136
Ser. 4171, Class NI, IO, 3s, 2042		18,333,698	2,506,216
Ser. 4183, Class MI, IO, 3s, 2042		10,533,632	1,450,481
Ser. T-56, Class A, IO, 0.524s, 2043		11,438,528	195,706
Ser. T-56, Class 1, IO, zero %, 2043		13,590,879	1,062
Ser. T-56, Class 2, IO, zero %, 2043		4,964,174	15,513
Ser. T-56, Class 3, IO, zero %, 2043		4,107,492	321
Ser. 3835, Class FO, PO, zero %, 2041		11,616,582	9,599,944
Ser. 3369, Class BO, PO, zero %, 2037		32,045	28,540
Ser. 3391, PO, zero %, 2037		289,032	241,373
Ser. 3300, PO, zero %, 2037		474,403	421,628
Ser. 3206, Class EO, PO, zero %, 2036		23,160	20,394
Ser. 3175, Class MO, PO, zero %, 2036		76,301	66,195
Ser. 3210, PO, zero %, 2036		85,143	76,958
FRB Ser. 3117, Class AF, zero %, 2036		18,955	17,298
FRB Ser. 3326, Class WF, zero %, 2035		20,606	18,339
FRB Ser. 3036, Class AS, zero %, 2035		6,600	6,582

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.952s, 2036		988,118	1,861,107
IFB Ser. 06-8, Class HP, 23.987s, 2036		759,552	1,168,631
IFB Ser. 05-45, Class DA, 23.841s, 2035		1,483,219	2,233,687
IFB Ser. 05-122, Class SE, 22.547s, 2035		1,557,470	2,268,554
IFB Ser. 05-75, Class GS, 19.776s, 2035		471,869	633,005
IFB Ser. 05-106, Class JC, 19.634s, 2035		843,761	1,233,385
IFB Ser. 05-83, Class QP, 16.983s, 2034		171,682	223,934
IFB Ser. 11-4, Class CS, 12.584s, 2040		1,836,009	2,172,019
IFB Ser. 12-96, Class PS, IO, 6.542s, 2041		8,646,864	1,761,539
IFB Ser. 10-35, Class SG, IO, 6.242s, 2040		19,699,347	3,968,827
IFB Ser. 12-132, Class SB, IO, 6.042s, 2042		10,681,820	1,780,019
IFB Ser. 13-19, Class DS, IO, 6.042s, 2041		9,092,969	1,719,850
Ser. 06-10, Class GC, 6s, 2034		5,643,552	5,812,859
IFB Ser. 13-59, Class SC, IO, 5.992s, 2043		12,861,283	2,903,837
IFB Ser. 13-13, Class SA, IO, 5.992s, 2043		14,093,349	3,535,317
IFB Ser. 13-101, Class AS, IO, 5.792s, 2043		22,280,135	5,104,379
IFB Ser. 13-103, Class SK, IO, 5.762s, 2043		5,086,556	1,177,220
Ser. 13-101, Class SE, IO, 5.742s, 2043		11,982,820	3,012,481
IFB Ser. 13-136, Class SB, IO, 5.742s, 2044		29,474,011	6,114,678
IFB Ser. 13-102, Class SH, IO, 5.742s, 2043		12,333,798	2,714,669
Ser. 418, Class C24, IO, 4s, 2043		8,742,732	2,013,561
Ser. 12-124, Class UI, IO, 4s, 2042		25,453,196	4,993,917
Ser. 12-40, Class MI, IO, 4s, 2041		13,078,654	2,231,003
Ser. 418, Class C15, IO, 3 1/2s, 2043		17,957,882	4,079,806
Ser. 13-55, Class IK, IO, 3s, 2043		9,109,509	1,315,686
Ser. 13-35, Class IP, IO, 3s, 2042		10,467,063	1,226,200
Ser. 13-55, Class PI, IO, 3s, 2042		17,584,156	2,254,992
Ser. 13-30, Class IP, IO, 3s, 2041		9,216,730	991,904
Ser. 13-23, Class LI, IO, 3s, 2041		10,690,715	1,151,390
Ser. 03-W10, Class 1, IO, 1.115s, 2043		8,246,507	253,838
Ser. 01-50, Class B1, IO, 0.415s, 2041		810,731	10,894
Ser. 2002-W6, Class 1AIO, 0.168s, 2042		1,011,356	2,212
Ser. 2005-W4, Class 1AIO, 0.093s, 2035		231,466	651
Ser. 03-34, Class P1, PO, zero %, 2043		224,559	195,366
Ser. 07-64, Class LO, PO, zero %, 2037		112,094	98,275
Ser. 07-14, Class KO, PO, zero %, 2037		334,960	288,977
Ser. 06-125, Class OX, PO, zero %, 2037		44,956	40,404
Ser. 06-84, Class OT, PO, zero %, 2036		35,580	31,477
Ser. 06-46, Class OC, PO, zero %, 2036		30,856	26,853

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.808s, 2041		9,819,189	14,933,416
IFB Ser. 10-158, Class SD, 14.529s, 2040		2,780,250	3,320,814
IFB Ser. 11-70, Class WS, 9.386s, 2040		11,858,000	11,495,975
IFB Ser. 11-72, Class SE, 7.197s, 2041		9,422,000	8,714,973
IFB Ser. 11-61, Class CS, IO, 6.523s, 2035		15,057,455	2,258,603
IFB Ser. 12-26, Class SP, IO, 6.493s, 2042		9,673,075	2,302,966
IFB Ser. 10-109, Class SB, 6.443s, 2040		10,273,038	2,121,962
Ser. 10-9, Class XD, IO, 6.441s, 2040		31,742,692	5,628,932
IFB Ser. 11-3, Class SG, IO, 6.393s, 2041		3,542,241	687,620
IFB Ser. 10-56, Class SC, IO, 6.343s, 2040		3,725,049	687,197
IFB Ser. 10-35, Class CS, IO, 6.313s, 2040		15,145,014	2,953,293
IFB Ser. 11-56, Class MI, IO, 6.293s, 2041		5,417,984	1,233,729
IFB Ser. 10-20, Class SE, IO, 6.093s, 2040		11,208,837	1,976,118
IFB Ser. 13-113, Class SL, IO, 6.073s, 2042		5,134,872	910,236
IFB Ser. 13-87, Class AS, IO, 6.043s, 2043		5,057,522	891,378
IFB Ser. 13-87, Class SA, IO, 6.043s, 2043		9,190,141	1,527,635
IFB Ser. 13-124, Class SC, IO, 6.043s, 2041		5,947,225	1,003,606
IFB Ser. 13-129, Class SN, IO, 5.993s, 2043		6,991,007	1,129,887
IFB Ser. 13-152, Class SG, IO, 5.993s, 2043		13,097,766	2,179,743
IFB Ser. 13-99, Class SL, IO, 5.993s, 2043		9,415,812	1,735,052
IFB Ser. 10-20, Class SC, IO, 5.993s, 2040		7,414,271	1,329,750
Ser. 13-149, Class MS, IO, 5.943s, 2039		11,200,473	1,785,019
IFB Ser. 13-129, Class SA, IO, 5.943s, 2043		3,764,088	626,909
IFB Ser. 11-94, Class SA, IO, 5.943s, 2041		13,922,146	2,476,750
IFB Ser. 11-146, Class AS, IO, 5.941s, 2041		7,496,016	1,493,347
IFB Ser. 14-4, Class SG, IO, 5.94s, 2044		8,129,000	1,515,815
IFB Ser. 10-158, Class SA, IO, 5.893s, 2040		4,465,670	797,613
IFB Ser. 10-151, Class SA, IO, 5.893s, 2040		4,432,985	792,307
IFB Ser. 10-120, Class SA, IO, 5.893s, 2040		9,287,195	1,637,332
IFB Ser. 11-128, Class TS, IO, 5.891s, 2041		24,638,132	5,053,281
IFB Ser. 11-13, Class SB, IO, 5.793s, 2041		7,390,314	1,282,668
IFB Ser. 11-70, Class SM, IO, 5.731s, 2041		5,789,000	1,421,547
IFB Ser. 10-37, Class SG, IO, 5.543s, 2040		12,424,761	1,969,325
IFB Ser. 10-42, Class SK, IO, 5.513s, 2040		7,071,256	1,073,417
Ser. 13-3, Class IT, IO, 5s, 2043		8,556,420	1,867,129
Ser. 11-116, Class IB, IO, 5s, 2040		9,690,819	892,350
Ser. 13-16, Class IB, IO, 5s, 2040		17,139,674	1,824,265
Ser. 10-35, Class UI, IO, 5s, 2040		10,035,123	2,333,166
Ser. 10-9, Class UI, IO, 5s, 2040		67,271,001	14,448,165
Ser. 09-121, Class UI, IO, 5s, 2039		19,651,068	4,352,712
Ser. 12-129, Class IO, IO, 4 1/2s, 2042		8,387,655	1,983,429
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		8,996,384	1,867,006
Ser. 10-9, Class QI, IO, 4 1/2s, 2040		30,068,770	6,391,064
Ser. 09-121, Class QI, IO, 4 1/2s, 2039		14,200,269	3,153,170
Ser. 11-116, Class IA, IO, 4 1/2s, 2039		7,996,499	1,231,541
Ser. 14-2, Class IL, IO, 4s, 2044		14,581,999	3,356,138
Ser. 12-56, Class IB, IO, 4s, 2042		17,041,323	3,822,035
Ser. 14-4, Class IK, IO, 4s, 2039		15,060,000	2,626,464
Ser. 13-37, Class JI, IO, 3 1/2s, 2043		9,605,534	1,551,294
Ser. 13-27, Class PI, IO, 3 1/2s, 2042		11,567,209	2,014,198
Ser. 12-71, Class AI, IO, 3 1/2s, 2042		21,637,576	2,848,370
Ser. 13-18, Class GI, IO, 3 1/2s, 2041		10,336,359	1,639,346
Ser. 12-48, Class KI, IO, 3 1/2s, 2039		8,674,796	1,521,646
Ser. 13-53, Class PI, IO, 3s, 2041		15,350,874	2,144,057
Ser. 13-23, Class IK, IO, 3s, 2037		3,916,271	694,864
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040		15,722,313	84,586
Ser. 10-151, Class KO, PO, zero %, 2037		746,431	639,751
Ser. 06-36, Class OD, PO, zero %, 2036		44,340	38,861

Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028		392,821	51,067
IFB Ser. 07-4, Class 1A3, IO, 5.997s, 2045		31,106,327	5,443,607

			301,278,059
Commercial mortgage-backed securities (17.5%)

Banc of America Commercial Mortgage Trust
FRB Ser. 05-5, Class B, 5.222s, 2045		6,500,000	6,873,100
FRB Ser. 05-1, Class A4, 5.17s, 2042		1,075,127	1,085,212
Ser. 04-4, Class D, 5.073s, 2042		994,000	1,016,365
Ser. 07-1, Class XW, IO, 0.345s, 2049		8,121,805	72,219

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.812s, 2042		13,605,180	34,761
Ser. 04-5, Class XC, IO, 0.697s, 2041		31,475,929	122,441
Ser. 02-PB2, Class XC, IO, 0.627s, 2035		6,580,451	3,328
Ser. 07-5, Class XW, IO, 0.361s, 2051		18,003,102	178,519
Ser. 05-1, Class XW, IO, 0.037s, 2042		220,498,431	32,634

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 05-T18, Class D, 5.134s, 2042		2,192,000	2,253,376
Ser. 04-PR3I, Class X1, IO, 0.677s, 2041		2,046,127	7,028

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.439s, 2039		1,881,000	1,900,939
Ser. 06-PW14, Class X1, IO, 0.64s, 2038		15,907,727	260,250

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.559s, 2047		3,032,000	3,138,423

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.878s, 2045		7,098,000	6,557,842
Ser. 06-C5, Class XC, IO, 0.54s, 2049		111,705,477	1,619,729

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.382s, 2049		45,997,785	455,378
Ser. 07-CD4, Class XC, IO, 0.172s, 2049		145,860,490	1,268,986

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049		3,377,000	3,541,460
Ser. 12-CR1, Class XA, IO, 2.228s, 2045		21,306,759	2,616,470
Pass-Through Certificates Ser. 12-CR3, Class XA, IO, 2.197s, 2045		25,033,107	2,971,430

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.769s, 2045		2,781,285	2,607,020
FRB Ser. 13-CR8, Class AM, 3.834s, 2046		2,166,000	2,168,578
FRB Ser. 07-C9, Class AJFL, 0.847s, 2049		1,643,000	1,477,714

COMM Mortgage Trust 144A Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.515s, 2046		50,077,871	669,971

Credit Suisse First Boston Commercial Mortgage Trust Ser. 05-C5, Class C, 5.1s, 2038		1,487,000	1,523,499

Credit Suisse First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035		1,528,000	1,528,000

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		1,762,962	1,939,258
Ser. 03-C3, Class AX, IO, 1.496s, 2038		2,518,077	25
Ser. 02-CP3, Class AX, IO, 1.449s, 2035		1,523,221	15,226

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.76s, 2039		3,015,278	3,016,569

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.097s, 2049		84,171,327	368,250

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049		9,445,496	9,460,254

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4, 7.173s, 2031		116,862	116,817

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.956s, 2033		974,910	9,798

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.91s, 2032		179,656	88,031

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.161s, 2045		259,109,490	637,858
Ser. 07-C1, Class XC, IO, 0.129s, 2049		122,605,730	648,339

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048		3,997,000	4,098,176

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 97-C1, Class X, IO, 1.428s, 2029		2,252,963	56,288
Ser. 05-C1, Class X1, IO, 0.61s, 2043		29,562,446	177,789

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042		1,894,000	1,926,198

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.717s, 2038		1,628,000	1,646,315
Ser. 06-GG8, Class AJ, 5.622s, 2039		866,000	846,403
Ser. 06-GG6, Class A2, 5.506s, 2038		377,723	379,139
Ser. 05-GG4, Class B, 4.841s, 2039		3,246,000	3,266,125

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030		98,269	98,760
FRB Ser. GC10, Class D, 4.415s, 2046		3,433,000	3,028,249
Ser. 06-GG6, Class XC, IO, 0.046s, 2038		80,122,500	90,859

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.071s, 2051		3,663,000	3,793,037
FRB Ser. 07-LD12, Class A3, 5.922s, 2051		11,157,473	11,254,298
FRB Ser. 06-LDP7, Class B, 5.873s, 2045		3,516,000	3,113,059
FRB Ser. 07-LD11, Class A2, 5.798s, 2049		2,045,557	2,045,557
FRB Ser. 04-CB9, Class B, 5.661s, 2041		2,411,000	2,478,990
FRB Ser. 06-LDP6, Class B, 5.502s, 2043		1,697,000	1,680,276
FRB Ser. 06-CB14, Class A3B, 5.488s, 2044		175,878	175,823
Ser. 04-LN2, Class A2, 5.115s, 2041		1,675,998	1,695,998
FRB Ser. 04-CBX, Class B, 5.021s, 2037		1,143,000	1,158,667
FRB Ser. 13-C10, Class D, 4.16s, 2047		2,464,000	2,163,208
Ser. 06-LDP8, Class X, IO, 0.544s, 2045		49,339,017	630,553
Ser. 07-LDPX, Class X, IO, 0.303s, 2049		64,747,409	571,007

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.312s, 2043		3,439,000	3,666,854
FRB Ser. 07-CB20, Class C, 6.171s, 2051		1,556,000	1,457,070
FRB Ser. 01-C1, Class H, 5.626s, 2035		1,317,145	1,328,736
FRB Ser. 11-C3, Class E, 5.541s, 2046		1,416,000	1,472,347
FRB Ser. 11-C3, Class F, 5.541s, 2046		1,441,000	1,439,300
FRB Ser. 12-C8, Class D, 4.668s, 2045		6,304,000	6,227,287
FRB Ser. 12-C8, Class E, 4.668s, 2045		1,452,000	1,360,910
FRB Ser. 12-LC9, Class E, 4.427s, 2047		964,000	869,595
FRB Ser. 12_LC9, Class D, 4.427s, 2047		3,277,000	3,150,689
Ser. 05-CB12, Class X1, IO, 0.344s, 2037		25,477,083	125,628
Ser. 06-LDP6, Class X1, IO, 0.078s, 2043		47,900,029	131,677

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		109,887	110,436
Ser. 99-C1, Class G, 6.41s, 2031		851,777	884,178
Ser. 98-C4, Class G, 5.6s, 2035		78,804	80,246
Ser. 98-C4, Class H, 5.6s, 2035		808,000	852,392

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452s, 2039		3,913,000	4,206,686
Ser. 06-C7, Class A2, 5.3s, 2038		2,170,479	2,252,002
Ser. 07-C2, Class XW, IO, 0.538s, 2040		5,905,305	97,467

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036		7,400,000	7,077,434
FRB Ser. 04-C7, Class G, 5.032s, 2036		2,082,000	2,121,038
Ser. 06-C7, Class XCL, IO, 0.66s, 2038		61,713,372	1,003,336
Ser. 06-C7, Class XW, IO, 0.66s, 2038		36,931,997	608,122
Ser. 05-C5, Class XCL, IO, 0.462s, 2040		71,546,256	571,869
Ser. 05-C2, Class XCL, IO, 0.363s, 2040		137,061,955	381,718
Ser. 05-C7, Class XCL, IO, 0.21s, 2040		115,326,174	398,106
Ser. 07-C2, Class XCL, IO, 0.13s, 2040		130,804,908	2,047,882

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.492s, 2028		24,666	2

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263s, 2051		1,828,000	1,972,412
FRB Ser. 07-C1, Class A3, 5.841s, 2050		772,164	795,442
FRB Ser. 05-CKI1, Class B, 5.282s, 2037		10,872,000	11,392,769

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.929s, 2039		12,039,660	43,114
Ser. 05-MCP1, Class XC, IO, 0.59s, 2043		35,273,568	219,966

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-4, Class A2FL, 0.28s, 2049		477,514	476,917
Ser. 06-4, Class AJ, 5.239s, 2049		1,286,000	1,224,915

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.785s, 2037		445,272	18,924
Ser. 06-C4, Class X, IO, 6.496s, 2045		4,835,934	440,554
Ser. 05-C3, Class X, IO, 6.368s, 2044		1,750,830	142,167

Morgan Stanley Bank of America Merrill Lynch Trust 144A Ser. 13-C10, Class D, 4.083s, 2046		1,803,000	1,547,605

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.741s, 2041		59,589	59,589
Ser. 07-IQ14, Class A2, 5.61s, 2049		751,073	758,451
FRB Ser. 07-HQ12, Class A2, 5.601s, 2049		980,123	985,023
FRB Ser. 07-HQ12, Class A2FX, 5.601s, 2049		4,458,642	4,514,375

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043(F)		416,640	417,516

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		1,593,210	398,302

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049(F)		2,810,000	2,544,845
Ser. 12-C4, Class XA, IO, 1.878s, 2045		23,801,255	2,673,762

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C24, Class AJ, 5.658s, 2045		2,171,000	2,151,678
Ser. 05-C17, Class D, 5.396s, 2042		6,740,000	6,919,958
Ser. 06-C29, IO, 0.4s, 2048		177,369,704	1,922,688
Ser. 07-C34, IO, 0.337s, 2046		16,263,761	196,792

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class E, 5.407s, 2042		1,154,000	1,179,965
Ser. 05-C18, Class XC, IO, 0.325s, 2042		21,839,326	72,725
Ser. 06-C26, Class XC, IO, 0.053s, 2045		10,922,070	19,660

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.465s, 2044		4,834,438	4,930,160
FRB Ser. 11-C4, Class E, 5.248s, 2044		3,999,768	3,941,295
FRB Ser. 13-C17, Class D, 5.127s, 2046		2,270,000	2,090,173
FRB Ser. 12-C7, Class D, 4.847s, 2045		4,482,000	4,513,777
FRB Ser. 12-C10, Class D, 4.46s, 2045		2,618,000	2,366,760
FRB Ser. 13-C11, Class D, 4.184s, 2045		1,605,000	1,411,397
Ser. 13-C11, Class XA, IO, 1.512s, 2045		25,835,528	2,146,932

			217,073,486
Residential mortgage-backed securities (non-agency) (6.5%)

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4, 4.964s, 2035		895,671	893,432

Citigroup Mortgage Loan Trust, Inc. 144a Ser. 10-8, Class 1A2, 5 1/2s, 2036		1,300,000	1,287,000

Countrywide Asset Backed Certificates FRB Ser. 05-AB1, Class A3, 0.758s, 2035		3,578,053	3,420,619

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		134,710	13

Harborview Mortgage Loan Trust FRB Ser. 05-9, Class 2A1B, 0.527s, 2035		7,640,697	7,017,980

MortgageIT Trust FRB Ser. 05-1, Class 1M2, 0.748s, 2035		3,731,909	3,190,928

WAMU Mortgage Pass-Through Certificates
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034		11,569,236	10,585,851
FRB Ser. 05-AR11, Class A1C3, 0.668s, 2045		4,621,546	3,951,422
FRB Ser. 05-AR19, Class A1C3, 0.658s, 2045		11,909,254	10,003,774
FRB Ser. 05-AR11, Class A1B2, 0.608s, 2045		4,830,714	4,154,414
FRB Ser. 05-AR13, Class A1C4, 0.588s, 2045		19,454,220	16,536,087
FRB Ser. 05-AR17, Class A1B2, 0.568s, 2045		6,542,078	5,577,121
FRB Ser. 05-AR11, Class A1B3, 0.558s, 2045		8,604,774	7,529,177
FRB Ser. 05-AR8, Class 2AC3, 0.548s, 2045		5,074,182	4,452,595
FRB Ser. 2005-AR17, Class A1B3, 0.508s, 2045		1,946,476	1,664,237

			80,264,650

Total mortgage-backed securities (cost $546,233,068)			$598,616,195

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (28.8%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (7.7%)

Government National Mortgage Association Pass-Through Certificates
5s, July 20, 2041		$7,213,321	$7,908,166
5s, TBA, February 1, 2044		2,000,000	2,189,688
4 1/2s, TBA, February 1, 2044		25,000,000	27,136,720
4s, TBA, February 1, 2044		43,000,000	45,610,233
3 1/2s, TBA, February 1, 2044		12,000,000	12,359,063

			95,203,870
U.S. Government Agency Mortgage Obligations (21.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from June 1, 2042 to June 1, 2043		23,031,098	23,908,258

Federal National Mortgage Association Pass-Through Certificates
7s, January 1, 2017		1,945	2,005
6s, TBA, February 1, 2044		10,000,000	11,082,812
4 1/2s, November 1, 2043		5,974,763	6,405,366
4 1/2s, TBA, February 1, 2044		16,000,000	17,165,000
4s, with due dates from June 1, 2042 to November 1, 2042		47,183,767	48,966,058
4s, TBA, February 1, 2044		51,000,000	53,426,483
3 1/2s, TBA, February 1, 2044		23,000,000	23,336,016
3s, TBA, February 1, 2044		80,000,000	77,793,752

			262,085,750

Total U.S. government and agency mortgage obligations (cost $356,679,465)			$357,289,620

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020		$429,000	$427,425

Total U.S. treasury Obligations (cost $428,743)			$427,425

CORPORATE BONDS AND NOTES (26.9%)(a)
		Principal amount	Value

Basic materials (1.6%)

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		$571,000	$546,733

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		835,000	889,275

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		112,000	133,280

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		355,000	338,190

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022		1,245,000	1,225,592

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018		300,000	341,786

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		470,000	618,060

International Paper Co. sr. unsec. notes 8.7s, 2038		510,000	729,848

International Paper Co. sr. unsec. notes 7.95s, 2018		1,400,000	1,727,257

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		1,935,000	2,249,509

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021		640,000	642,301

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043		110,000	112,415

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033		45,000	47,150

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023		215,000	221,037

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022		945,000	940,578

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019		1,130,000	1,356,862

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022		899,000	959,067

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019		393,000	422,574

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		1,080,000	1,240,343

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		135,000	154,351

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		1,470,000	1,775,936

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)		1,385,000	1,753,759

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)		590,000	580,992

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)		610,000	675,109

			19,682,004
Capital goods (0.9%)

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		1,085,000	1,093,138

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023		450,000	426,375

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		2,099,000	2,135,733

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		1,393,000	1,835,148

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		435,000	537,501

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041		595,000	665,761

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018		720,000	772,967

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		660,000	750,570

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018		905,000	929,639

United Technologies Corp. sr. unsec. notes 5.7s, 2040		100,000	118,449

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022		560,000	559,342

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032		995,000	1,348,823

			11,173,446
Communication services (3.0%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)		880,000	932,421

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)		670,000	687,690

American Tower Corp. sr. unsec. notes 7s, 2017(R)		1,210,000	1,421,527

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)		135,000	139,500

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		1,415,000	1,362,117

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028		2,025,000	1,868,063

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035		700,000	846,297

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		1,915,000	2,084,912

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		800,000	896,000

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040		845,000	1,007,808

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)		880,000	988,342

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)		886,000	900,986

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		1,394,000	1,556,346

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)		610,000	733,308

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)		425,000	401,653

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		2,425,000	2,601,710

SBA Tower Trust 144A notes 2.933s, 2017		280,000	283,231

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)		920,000	905,951

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026		2,435,000	3,219,842

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)		621,000	632,178

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		1,845,000	1,998,784

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)		192,000	193,055

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)		850,000	874,934

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038		1,165,000	1,198,022

Time Warner Cable, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		355,000	401,144

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2019		800,000	961,874

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039		350,000	340,690

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041		85,000	71,833

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033		449,000	519,070

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023		1,119,000	1,338,521

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033		985,000	1,155,471

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054		127,000	3,175,000

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022		640,000	788,205

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030		795,000	974,579

			37,461,064
Consumer cyclicals (2.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045		790,000	1,040,304

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034		675,000	773,964

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		645,000	740,138

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		2,400,000	3,088,027

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020		1,195,000	1,263,713

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		950,000	1,041,967

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		1,591,000	1,999,489

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		350,000	442,493

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016		2,760,000	2,938,578

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		400,000	452,833

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018		661,000	665,958

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016		944,000	953,440

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018		130,000	133,250

Grupo Televisa, S.A.B. sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)		510,000	581,603

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023		675,000	917,804

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)		266,000	296,277

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		124,000	132,677

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		660,000	627,021

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		840,000	915,600

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		820,000	830,250

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		345,000	416,278

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024		405,000	488,348

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		240,000	244,335

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022		360,000	367,637

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019		780,000	799,712

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024		870,000	1,073,928

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022		740,000	721,198

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023		640,000	632,257

Owens Corning company guaranty sr. unsec. notes 9s, 2019		114,000	141,218

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		1,850,000	2,449,826

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023		250,000	243,750

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		1,305,000	1,300,084

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041		520,000	515,954

			29,229,911
Consumer staples (2.0%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024		694,000	690,069

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		202,000	269,214

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		384,000	510,503

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		1,313,000	1,990,575

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		1,430,000	1,525,109

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021		715,000	929,734

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		285,000	275,738

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032		2,126,117	2,626,494

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)		360,000	375,127

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022		675,000	899,955

Erac USA Finance, LLC 144A sr. unsec. notes 4 1/2s, 2021		2,235,000	2,379,410

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)		1,300,000	1,214,455

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		3,905,000	4,815,373

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042		420,000	428,049

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017		605,000	696,343

Kroger Co. (The) sr. notes 6.15s, 2020		200,000	238,302

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		680,000	857,141

McDonald's Corp. sr. unsec. bonds 6.3s, 2037		530,000	669,538

McDonald's Corp. sr. unsec. notes 5.7s, 2039		775,000	907,995

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042		610,000	618,847

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042		630,000	650,944

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)		1,370,000	1,430,490

			24,999,405
Energy (2.3%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		602,000	638,120

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		2,880,000	3,637,639

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)		200,000	207,840

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)		1,860,000	2,055,025

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		620,000	680,155

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		450,000	461,250

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		775,000	816,728

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		885,000	1,132,541

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		1,040,000	958,059

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		525,000	620,626

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		895,000	1,138,156

Noble Corp. PLC company guaranty sr. unsec. notes 6.05s, 2041		1,095,000	1,170,528

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)		820,000	723,628

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018		2,910,000	3,114,573

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		1,680,000	1,841,700

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		200,000	221,000

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		2,160,000	3,052,925

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)		1,015,000	1,042,913

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020		240,000	267,630

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		135,000	154,439

Spectra Energy Capital, LLC sr. notes 8s, 2019		650,000	791,159

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		1,900,000	2,064,941

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Bermuda)		584,000	758,156

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037		205,000	228,098

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017		240,000	270,177

Weatherford International, Ltd. company guaranty notes 6 1/2s, 2036 (Bermuda)		82,000	88,360

			28,136,366
Financials (9.8%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)		4,460,000	4,804,589

Aflac, Inc. sr. unsec. notes 6.9s, 2039		1,725,000	2,196,422

Aflac, Inc. sr. unsec. notes 6.45s, 2040		675,000	823,159

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068		1,414,000	1,756,895

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042		3,255,000	2,960,663

Associates Corp. of North America sr. unsec. notes 6.95s, 2018		1,764,000	2,118,197

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		1,485,000	1,657,576

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)		1,630,000	1,670,750

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)		1,000,000	988,865

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)		1,965,000	1,889,661

Bank of America Corp. sub. notes 7 3/4s, 2015		1,465,000	1,612,432

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017		905,000	1,002,423

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		2,881,000	3,824,441

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)		1,135,000	1,098,113

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017		1,020,000	1,186,146

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018		1,685,000	2,016,332

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		2,065,000	1,902,169

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)		265,000	273,713

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)		460,000	452,024

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023		1,260,000	1,201,197

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		415,000	427,404

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019		100,000	128,690

Citigroup, Inc. sr. unsec. sub. FRN notes 0.512s, 2016		1,961,000	1,928,051

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		580,000	664,224

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)		545,000	598,138

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)		510,000	574,102

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)		539,000	572,688

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		1,715,000	2,133,057

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)		800,000	931,058

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)		390,000	448,296

EPR Properties unsec. notes 5 1/4s, 2023(R)		1,150,000	1,158,841

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, 2049		626,000	552,445

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		1,075,000	1,294,939

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		940,000	1,144,044

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6.15s, 2018		595,000	683,572

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		950,000	1,047,769

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		3,548,000	4,417,668

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		1,175,000	1,332,645

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		2,520,000	2,534,112

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)		825,000	797,364

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		835,000	925,335

HSBC Bank USA, NA unsec. sub. notes 7s, 2039		2,000,000	2,531,500

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026		955,000	966,938

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)		1,705,000	1,788,811

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		895,000	971,075

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		1,149,000	1,189,215

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017		404,000	463,292

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017		1,311,000	1,486,568

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023		425,000	435,698

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		130,000	139,750

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035		1,715,000	1,938,147

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		4,335,000	4,962,283

Macquarie Bank, Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)		2,880,000	3,247,718

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		2,305,000	3,448,614

Metropolitan Life Global Funding I 144A notes 3s, 2023		715,000	684,282

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.8s, 2025		3,000,000	3,823,359

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)		150,000	149,454

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		970,000	1,081,791

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		1,090,000	1,160,850

Nationwide Financial Services, Inc. notes 5 5/8s, 2015		500,000	520,793

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039		85,000	123,951

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		5,160,000	5,456,927

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		1,010,000	1,012,636

Pacific LifeCorp 144A sr. notes 6s, 2020		1,575,000	1,797,250

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022		357,000	375,347

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040		1,135,000	1,408,550

Prudential Holdings, LLC sr. FRN notes Ser. AGM, 1.118s, 2017		137,143	135,927

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)		1,255,000	1,650,325

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)		455,000	471,400

Royal Bank of Scotland Group PLC unsec. sub. notes 6.1s, 2023 (United Kingdom)		1,107,000	1,131,744

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)		358,000	360,707

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes 9 1/2s, 2022 (United Kingdom)		2,640,000	3,084,312

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)		2,600,000	2,696,174

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		565,000	580,517

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)		1,185,000	1,275,442

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)		460,000	474,950

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)		2,835,000	2,662,354

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)		645,000	750,307

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039		889,000	1,140,925

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026		975,000	1,274,575

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038		250,000	316,809

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018		1,070,000	1,275,888

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		810,000	968,675

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		750,000	829,732

			121,975,771
Health care (0.6%)

Actavis PLC sr. unsec. notes 4 5/8s, 2042		345,000	323,688

Actavis PLC sr. unsec. notes 3 1/4s, 2022		275,000	260,495

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		1,660,000	2,110,089

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		356,000	378,250

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021		839,000	891,438

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018		375,000	380,029

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037		1,045,000	1,195,702

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		244,000	261,887

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		975,000	964,541

WellPoint, Inc. sr. unsec. unsub. notes 4 5/8s, 2042		665,000	630,882

			7,397,001
Technology (0.4%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		1,835,000	1,569,078

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020		580,000	622,050

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022		1,075,000	1,109,558

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018		425,000	501,500

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		820,000	806,675

			4,608,861
Transportation (0.5%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5 3/4s, 2018		365,000	420,990

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		1,520,000	1,644,730

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		624,058	675,542

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		310,996	329,267

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020 (Mexico)		154,000	147,030

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043		286,000	260,798

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		1,115,000	1,257,940

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		194,726	223,935

Union Pacific Railroad Co. 2004 Pass Through Trust 144A sr. bonds 5.214s, 2014		390,000	398,941

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022		419,490	452,000

			5,811,173
Utilities and power (3.5%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		580,000	637,321

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		390,000	388,492

Beaver Valley Funding Corp. sr. bonds 9s, 2017		142,000	151,971

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016		980,000	1,094,560

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		2,280,000	2,952,611

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033		480,000	565,423

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042		710,000	684,520

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		725,000	710,561

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)		845,000	863,904

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		1,940,000	2,095,200

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032		830,000	1,112,437

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		750,000	865,312

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, 2049 (France)		1,130,000	1,127,175

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		970,000	1,214,343

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)		2,895,000	2,851,575

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)		695,000	755,104

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		2,265,000	2,478,463

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		780,000	835,435

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		1,220,000	1,195,218

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)		510,000	582,674

ITC Holdings Corp. 144A notes 5 7/8s, 2016		890,000	983,684

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		330,000	371,024

Kansas Gas and Electric Co. bonds 5.647s, 2021		509,901	525,673

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020		1,425,000	1,705,768

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021		89,000	88,110

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)		1,285,000	1,518,032

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036		1,000,000	1,178,834

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037		410,000	506,858

MidAmerican Funding, LLC sr. bonds 6.927s, 2029		360,000	450,978

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022		1,455,000	1,508,366

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		295,000	361,031

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037		785,000	898,057

PacifiCorp sr. mtge. bonds 6 1/4s, 2037		460,000	574,652

Potomac Edison Co. 144A sr. bonds 5.8s, 2016		885,000	968,045

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		3,220,000	3,534,765

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		340,000	392,916

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		2,840,000	3,706,028

West Penn Power Co. 144A sr. bonds 5.95s, 2017		830,000	937,657

			43,372,777

Total corporate bonds and notes (cost $312,343,050)			$333,847,779

MUNICIPAL BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$770,000	$1,037,768

IL State G.O. Bonds, 4.421s, 1/1/15		410,000	424,768

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		675,000	858,357

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		845,000	903,981

Total municipal bonds and notes (cost $2,705,145)			$3,224,874

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)		$800,000	$852,260

Total foreign government and agency bonds and notes (cost $798,047)			$852,260

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.79625/3 month USD-LIBOR-BBA/May-24	May-14/2.79625	$59,161,000	$551,972

Total purchased swap options outstanding (cost $671,477)			$551,972

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/$100.50	$32,000,000	$249,600

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/100.20	33,000,000	223,410

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Feb-14/100.56	90,000,000	50,400

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/100.05	32,000,000	200,960

Total purchased options outstanding (cost $1,374,375)			$724,370

SENIOR LOANS (—%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018		$160,015	$153,714

SunGard Data Systems, Inc. bank term loan FRN 1.916s, 2014		182	182

Total senior loans (cost $153,029)			$153,896

SHORT-TERM INVESTMENTS (13.8%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)		139,312,637	$139,312,637

SSgA Prime Money Market Fund zero %(P)		250,000	250,000

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.13%, August 21, 2014(SEG)(SEGSF)(SEGCCS)		$16,473,000	16,467,317

U.S. Treasury Bills with an effective yield of 0.11%, July 24, 2014(SEG)(SEGSF)(SEGCCS)		1,522,000	1,521,585

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.09%, May 29, 2014(SEG)(SEGSF)(SEGCCS)		13,319,000	13,317,615

Total short-term investments (cost $170,862,481)			$170,869,154

TOTAL INVESTMENTS

Total investments (cost $1,392,248,880)(b)			$1,466,557,545

FUTURES CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	38	$5,076,563	Mar-14	$119,272
U.S. Treasury Note 5 yr (Short)	180	21,712,500	Mar-14	25,658
U.S. Treasury Note 10 yr (Long)	2,267	285,075,250	Mar-14	885,786

Total				$1,030,716

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/14 (premiums $824,521) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(3.008)/3 month USD-LIBOR-BBA/Feb-24	Feb-14/3.008	$25,000,000	$455,250
Credit Suisse International

(1.5775)/3 month USD-LIBOR-BBA/May-19	May-14/1.5775	118,322,000	365,615

Total			$820,865

WRITTEN OPTIONS OUTSTANDING at 1/31/14 (premiums $1,214,922) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/$99.50	$32,000,000	$144,800
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/99.20	33,000,000	127,743
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/99.05	32,000,000	114,400
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/98.50	32,000,000	85,600
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/98.20	33,000,000	75,273
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Apr-14/98.05	32,000,000	67,392
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Feb-14/100.06	90,000,000	16,200
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Feb-14/99.56	90,000,000	4,500

Total			$635,908

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Bank of America N.A.

2.60/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-14/2.60	$83,659,200	$(8,366)
(2.84)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-14/2.84	83,659,200	(107,920)
3.04/3 month USD-LIBOR-BBA/Mar-24 (Written)	Mar-14/3.04	83,659,200	15,895
(2.60)/3 month USD-LIBOR-BBA/Jan-25 (Written)	Jan-15/2.60	83,659,200	(46,849)
JPMorgan Chase Bank N.A.

2.777/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-14/2.777	59,161,000	(157,960)
(1.60)/3 month USD-LIBOR-BBA/May-19 (Written)	May-14/1.60	118,322,000	266,225

Total			$(38,975)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/14 (proceeds receivable $43,541,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, February 1, 2044	$16,000,000	2/13/14	$16,761,250
Government National Mortgage Association, 4 1/2s, February 1, 2044	25,000,000	2/20/14	27,136,720

Total			$43,897,970

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$63,105,100	(E)	$(707)	11/21/23	3 month USD-LIBOR-BBA	4.22125%	$252,345
	89,609,200	(E)	(497)	11/21/18	2.1525%	3 month USD-LIBOR-BBA	258,473
	2,797,000		(176)	9/25/23	3 month USD-LIBOR-BBA	2.92%	70,404
	89,609,200	(E)	(721)	11/20/18	2.14%	3 month USD-LIBOR-BBA	279,755
	63,105,100	(E)	(707)	11/20/23	3 month USD-LIBOR-BBA	4.255%	344,478
	292,709,200	(E)	2,911,484	3/19/19	3 month USD-LIBOR-BBA	2.00%	(1,373,779)
	23,101,900	(E)	(98,039)	3/19/16	3 month USD-LIBOR-BBA	0.75%	9,385
	41,647,400	(E)	625,822	3/19/44	3 month USD-LIBOR-BBA	3.75%	1,565,804
	258,919,500	(E)	3,709,925	3/19/24	3 month USD-LIBOR-BBA	3.25%	(5,582,427)

	Total		$7,146,384	$(4,175,562)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,702,510	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(11,606)
3,223,077	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(19,609)
Barclays Bank PLC
6,664,246	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(26,511)
5,126,853	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	45,334
2,799,023	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,208)
12,096,700	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(61,079)
10,010,461	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	55,159
8,912,139	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	50,498
4,510,601	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(30,748)
25,632,122	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(174,731)
31,610,737	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(159,609)
22,164,927	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	125,592
1,053,227	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	12,165
1,927,678	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,923
8,739,555	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(53,171)
2,709,741	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(6,285)
27,064,730	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(136,656)
29,338,300	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	166,238
8,761,899	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	101,201
518,068	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(823)
1,372,989	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,780
896,831	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	5,923
15,903,346	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	90,112
11,423,265	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(57,679)
5,890,073	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(40,152)
1,344,884	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,411
5,728,420	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	50,653
25,419,812	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	144,035
4,247,157	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24,065
743,921	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,099
2,412,555	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,294
1,748,985	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,637
23,750,062	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(119,919)
9,101,465	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(22,235)
3,605,033	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(14,619)
1,802,462	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,309)
1,802,462	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,309)
3,046,224	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(18,533)
3,617,046	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(14,668)
9,395,423	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(38,099)
3,616,829	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(14,667)
3,019,226	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	17,108
7,543,714	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(38,090)
4,589,921	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(7,290)
7,222,295	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(29,287)
4,215,832	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	12,676
3,495,268	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,648)
6,227,338	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,443)
Citibank, N.A.
9,384,420	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	53,174
12,621,474	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	71,516
7,053,127	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	42,911
6,046,581	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	41,219
6,745,710	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	41,040
Credit Suisse International
22,950,044	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	206,497
4,266,609	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	44,147
4,109,829	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,406)
4,560,491	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	65,262
8,966,188	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	54,550
3,553,637	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	21,620
5,716,048	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	17,186
12,477,573	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(42,561)
Goldman Sachs International
6,581,987	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(10,454)
5,077,496	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(8,064)
16,915,981	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(39,238)
6,377,658	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(10,129)
6,945,460	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(45,182)
6,945,460	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(45,182)
5,440,061	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(33,097)
9,421,214	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(47,570)
3,539,290	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,871)
6,664,246	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	26,511
821,194	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,598)
935,788	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,693)
2,699,942	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,870)
218,771	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(507)
6,728,108	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(15,606)
12,906,067	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(65,166)
478,555	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,416)
1,276,004	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,443)
2,193,172	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,483)
7,213,332	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(11,456)
5,721,184	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37,218)
12,145,588	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(28,173)
7,410,188	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(48,205)
3,034,648	(6,638)	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(19,946)
JPMorgan Chase Bank N.A.
5,064,523	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(30,811)

Total	$(6,638)	$(146,792)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$13,534	$198,000	5/11/63	300 bp	$8,185
	CMBX NA BBB- Index	BBB-/P	26,395	438,000	5/11/63	300 bp	14,562
	CMBX NA BBB- Index	BBB-/P	54,079	876,000	5/11/63	300 bp	30,413
	CMBX NA BBB- Index	BBB-/P	51,528	904,000	5/11/63	300 bp	27,105
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	88,467	798,000	5/11/63	300 bp	66,907
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	2,078	17,000	5/11/63	300 bp	1,619
	CMBX NA BBB- Index	BBB-/P	44,521	459,000	5/11/63	300 bp	32,120
	CMBX NA BBB- Index	BBB-/P	58,504	735,000	5/11/63	300 bp	38,646
	CMBX NA BBB- Index	BBB-/P	59,046	740,000	5/11/63	300 bp	39,054
	CMBX NA BBB- Index	BBB-/P	57,683	745,000	5/11/63	300 bp	37,555
	CMBX NA BBB- Index	BBB-/P	49,008	745,000	5/11/63	300 bp	28,881
	CMBX NA BBB- Index	BBB-/P	23,034	757,000	5/11/63	300 bp	2,582
	CMBX NA BBB- Index	BBB-/P	13,355	758,000	5/11/63	300 bp	(7,123)
	CMBX NA BBB- Index	BBB-/P	12,276	799,000	5/11/63	300 bp	(9,310)
	CMBX NA BBB- Index	BBB-/P	9,799	844,000	5/11/63	300 bp	(13,003)
	CMBX NA BBB- Index	BBB-/P	64,541	886,000	5/11/63	300 bp	40,604
	CMBX NA BBB- Index	BBB-/P	102,818	910,000	5/11/63	300 bp	78,233
	CMBX NA BBB- Index	BBB-/P	98,633	1,287,000	5/11/63	300 bp	63,863
	CMBX NA BBB- Index	BBB-/P	60,857	1,483,000	5/11/63	300 bp	20,792
	CMBX NA BBB- Index	BBB-/P	27,854	582,000	5/11/63	300 bp	12,130
	CMBX NA BBB- Index	BBB-/P	27,001	625,000	5/11/63	300 bp	10,116
	CMBX NA BBB- Index	—	(43,897)	777,000	1/17/47	(300 bp)	2,905
	CMBX NA BBB- Index	—	(47,283)	777,000	1/17/47	(300 bp)	(482)
	CMBX NA BBB- Index	—	(47,282)	777,000	1/17/47	(300 bp)	(483)

	Total		$806,549	$525,871

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,238,792,843.
(b)	The aggregate identified cost on a tax basis is $1,404,871,559, resulting in gross unrealized appreciation and depreciation of $76,923,509 and $15,237,523, respectively, or net unrealized appreciation of $61,685,986.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$27,481,533	$189,306,462	$77,475,358	$17,775	$139,312,637
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $563,572,087 to cover certain derivatives contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $224,924 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,373,119 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $923,872.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$333,847,779	$—
Foreign government and agency bonds and notes	—	852,260	—
Mortgage-backed securities	—	598,616,195	—
Municipal bonds and notes	—	3,224,874	—
Purchased options outstanding	—	724,370	—
Purchased swap options outstanding	—	551,972	—
Senior loans	—	153,896	—
U.S. government and agency mortgage obligations	—	357,289,620	—
U.S. treasury obligations	—	427,425	—
Short-term investments	139,562,637	31,306,517	—

Totals by level	$139,562,637	$1,326,994,908	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$1,030,716	$—	$—
Written options outstanding	—	(635,908)	—
Written swap options outstanding	—	(820,865)	—
Forward premium swap option contracts	—	(38,975)	—
TBA sale commitments	—	(43,897,970)	—
Interest rate swap contracts	—	(11,321,946)	—
Total return swap contracts	—	(140,154)	—
Credit default contracts	—	(280,678)	—

Totals by level	$1,030,716	$(57,136,496)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$140,402	$421,080
Interest rate contracts	6,484,383	17,135,173

Total	$6,624,785	$17,556,253

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchaed TBA commitment option contracts (contract amount)		$149,800,000
Purchased swap option contracts (contract amount)		$287,500,000
Written TBA commitment option contracts (contract amount)		$280,500,000
Written swap option contracts (contract amount)		$382,100,000
Futures contracts (number of contracts)		2,000
Centrally cleared interest rate swap contracts (notional)		$929,500,000
OTC total return swap contracts (notional)		$757,000,000
OTC credit default swap contracts (notional)		$18,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014